Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.21%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.978% 6/19/41 •	9,034	$10,674
Freddie Mac REMICs
Series 3067 FA 0.502% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 •	498,147	500,209
Series 3800 AF 0.652% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 •	1,030,166	1,040,801
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.648% (LIBOR01M + 2.50%) 3/25/30 •	450,000	453,979
Series 2017-HQA2 M2AS 1.198% (LIBOR01M + 1.05%) 12/25/29 •	872,009	873,487
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	598	736
Series T-58 2A 6.50% 9/25/43	11,387	13,298
Total Agency Collateralized Mortgage Obligations (cost $2,867,847)		2,893,184

Agency Commercial Mortgage-Backed Securities — 0.27%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #, •	125,000	128,471
Series 2012-K22 B 144A 3.811% 8/25/45 #, •	1,115,000	1,168,505
Series 2014-K717 B 144A 3.754% 11/25/47 #, •	635,000	647,153
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K717 C 144A 3.754% 11/25/47 #, •	215,000	$217,970
Series 2016-K722 B 144A 3.976% 7/25/49 #, •	535,000	564,142

NCUA Guaranteed Notes Trust Series 2011-C1 2A 0.685% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 •	982,368	977,513
Total Agency Commercial Mortgage-Backed Securities (cost $3,656,080)		3,703,754

Agency Mortgage-Backed Securities — 7.99%
Fannie Mae ARM 2.779% (LIBOR12M + 1.61%, Cap 9.75%, Floor 1.61%) 9/1/38 •	113,355	114,303
Fannie Mae S.F. 30 yr
4.50% 7/1/40	375,593	413,310
4.50% 8/1/41	967,798	1,108,622
4.50% 2/1/46	8,470,121	9,502,740
4.50% 5/1/46	1,178,059	1,323,968
4.50% 11/1/47	9,002,645	10,092,634
4.50% 4/1/48	4,455,645	5,009,168
5.00% 7/1/47	876,000	1,007,911
5.00% 8/1/48	19,943,918	22,170,086
5.00% 12/1/48	9,214,960	10,310,992
5.50% 5/1/44	32,484,566	38,214,290
6.00% 1/1/42	1,647,975	1,947,512
Freddie Mac ARM
2.68% (LIBOR12M + 1.93%, Cap 9.889%, Floor 1.93%) 8/1/38 •	1,529	1,535
3.65% (LIBOR12M + 1.78%, Cap 11.23%, Floor 1.78%) 10/1/37 •	32,910	33,173
Freddie Mac S.F. 30 yr
4.50% 3/1/42	554,523	620,569
4.50% 7/1/45	1,229,599	1,381,015
5.50% 6/1/41	1,687,887	1,961,683
5.50% 9/1/41	2,911,667	3,384,415

NQ-VIP-862 [9/20] 11/20 (1399572)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	119,324	$137,208
6.50% 6/20/39	400,611	458,968
Total Agency Mortgage-Backed Securities (cost $103,537,662)		109,194,102

Collateralized Debt Obligations — 1.99%
Battalion CLO 18 Series 2020-18A A1 144A 0.000% (LIBOR03M + 1.80%, Floor 1.80%) 10/15/32 #, •, ^	4,000,000	4,000,000
Benefit Street Partners CLO IX Series 2016-9A AR 144A 1.382% (LIBOR03M + 1.11%) 7/20/31 #, •	1,550,000	1,533,178
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 1.33% (LIBOR03M + 1.05%) 5/15/31 #, •	2,848,487	2,811,154
Cedar Funding IX CLO Series 2018-9A A1 144A 1.252% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	2,150,000	2,123,974
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.462% (LIBOR03M + 1.19%) 1/20/31 #, •	5,750,000	5,718,944
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	1,200,000	1,200,000
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Sound Point CLO XXI Series 2018-3A A1A 144A 1.425% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	4,850,000	$4,807,752
Zais CLO 16 Series 2020-16A A1 144A 2.48% (LIBOR03M + 2.19%, Floor 2.19%) 10/20/31 #, •	5,000,000	4,983,325
Total Collateralized Debt Obligations (cost $27,160,286)		27,178,327

Corporate Bonds — 38.03%
Banking — 11.39%
Ally Financial 5.75% 11/20/25	5,256,000	5,909,424
Banco Santander 3.50% 4/11/22	4,800,000	4,979,750
Bank of America
2.738% 1/23/22 μ	3,265,000	3,288,336
3.458% 3/15/25 μ	3,825,000	4,148,848

Bank of Montreal 1.85% 5/1/25	1,785,000	1,863,451
Barclays Bank 1.70% 5/12/22	5,170,000	5,256,576
BBVA USA 2.875% 6/29/22	7,470,000	7,699,726
Citigroup 4.044% 6/1/24 μ	8,670,000	9,373,045
Citizens Bank 0.985% (LIBOR03M + 0.72%) 2/14/22 •	7,515,000	7,548,076
Citizens Financial Group 2.85% 7/27/26	4,550,000	5,025,599
Commonwealth Bank of Australia 2.40% 11/2/20	8,600,000	8,615,274
Credit Agricole 144A 1.907% 6/16/26 #, μ	1,895,000	1,940,660
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	4,680,000	4,886,257
144A 4.207% 6/12/24 #, μ	2,935,000	3,175,092
144A 7.25% #, μ, ψ	2,425,000	2,629,779

2    NQ-VIP-862 [9/20] 11/20 (1399572)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Credit Suisse Group Funding Guernsey 3.80% 6/9/23	1,640,000	$1,765,440
Goldman Sachs Group 3.50% 4/1/25	950,000	1,049,694
JPMorgan Chase & Co.
4.023% 12/5/24 μ	13,570,000	14,934,374
4.60% μ, ψ	620,000	608,375
5.00% μ, ψ	1,050,000	1,049,094

Lloyds Banking Group 2.907% (LIBOR03M + 0.81%) 11/7/23 μ	5,980,000	6,219,038
Morgan Stanley
1.463% (LIBOR03M + 1.22%) 5/8/24 •	6,010,000	6,080,261
2.188% 4/28/26 μ	2,150,000	2,254,004
2.75% 5/19/22	3,335,000	3,457,426
3.622% 4/1/31 μ	1,605,000	1,837,071

Natwest Group 8.625% μ, ψ	2,095,000	2,152,026
PNC Bank 2.70% 11/1/22	505,000	527,739
Regions Financial
2.75% 8/14/22	1,090,000	1,133,829
3.80% 8/14/23	1,975,000	2,142,913
Santander UK
2.125% 11/3/20	3,250,000	3,255,430
144A 5.00% 11/7/23 #	1,314,000	1,437,135
Truist Bank
2.15% 12/6/24	4,955,000	5,248,601
2.636% 9/17/29 μ	9,026,000	9,367,195

UBS 144A 1.75% 4/21/22 #	925,000	942,079
UBS Group
144A 1.364% 1/30/27 #, μ	635,000	635,325
144A 2.65% 2/1/22 #	1,795,000	1,846,957
144A 3.00% 4/15/21 #	5,915,000	5,998,821
6.875% μ, ψ	390,000	396,148

US Bancorp 3.375% 2/5/24	2,330,000	2,536,335
US Bank 3.40% 7/24/23	1,340,000	1,448,171
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	1,030,000	966,403
		155,629,777
Basic Industry — 2.60%
Avient 144A 5.75% 5/15/25 #	4,882,000	5,181,022
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
DuPont de Nemours 2.169% 5/1/23	4,900,000	$4,948,682
First Quantum Minerals 144A 7.50% 4/1/25 #	4,500,000	4,456,620
Georgia-Pacific
144A 1.75% 9/30/25 #	1,505,000	1,569,869
144A 5.40% 11/1/20 #	2,365,000	2,374,338

Kraton Polymers 144A 7.00% 4/15/25 #	3,354,000	3,427,369
LYB International Finance III 2.875% 5/1/25	1,175,000	1,260,397
Nutrien 1.90% 5/13/23	3,505,000	3,620,209
Steel Dynamics 2.80% 12/15/24	6,000,000	6,346,030
Syngenta Finance
144A 3.933% 4/23/21 #	1,445,000	1,463,795
144A 4.441% 4/24/23 #	845,000	893,013
		35,541,344
Capital Goods — 2.36%
General Dynamics 3.00% 5/11/21	6,425,000	6,533,149
General Electric 3.45% 5/1/27	1,275,000	1,349,647
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	5,418,000	5,445,090
Otis Worldwide 2.056% 4/5/25	6,275,000	6,600,797
Roper Technologies 2.35% 9/15/24	6,670,000	7,060,061
Spirit AeroSystems 144A 5.50% 1/15/25 #	1,928,000	1,943,665
WESCO Distribution 144A 7.125% 6/15/25 #	3,008,000	3,280,600
		32,213,009
Communications — 3.14%
American Tower Trust #1 144A 3.07% 3/15/23 #	1,575,000	1,610,169
Charter Communications Operating 4.908% 7/23/25	4,810,000	5,565,501
Consolidated Communications 6.50% 10/1/22	6,000,000	6,007,950
Crown Castle International 5.25% 1/15/23	6,020,000	6,618,171
Fox 4.03% 1/25/24	4,025,000	4,434,674
NQ-VIP-862 [9/20] 11/20 (1399572)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Sprint Spectrum 144A 4.738% 3/20/25 #	1,745,000	$1,892,234
Time Warner Entertainment 8.375% 3/15/23	8,635,000	10,154,134
T-Mobile USA
144A 1.50% 2/15/26 #	1,275,000	1,280,170
144A 3.50% 4/15/25 #	4,850,000	5,326,367
		42,889,370
Consumer Cyclical — 1.39%
Ford Motor 8.50% 4/21/23	4,533,000	4,948,200
General Motors Financial
3.45% 4/10/22	2,145,000	2,205,650
4.15% 6/19/23	1,290,000	1,367,789
5.10% 1/17/24	4,880,000	5,339,986

Prime Security Services Borrower 144A 5.25% 4/15/24 #	3,089,000	3,241,520
VF 2.40% 4/23/25	1,715,000	1,820,772
		18,923,917
Consumer Non-Cyclical — 4.06%
AbbVie
144A 2.60% 11/21/24 #	7,125,000	7,563,284
144A 2.95% 11/21/26 #	2,180,000	2,378,008
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	5,890,000	6,590,439
4.15% 1/23/25	2,295,000	2,593,629

Bristol Myers Squibb 2.90% 7/26/24	5,320,000	5,772,872
Cigna
1.165% (LIBOR03M + 0.89%) 7/15/23 •	6,130,000	6,196,723
3.75% 7/15/23	1,084,000	1,175,534

CVS Health 3.70% 3/9/23	3,930,000	4,211,075
Diageo Capital 1.375% 9/29/25	2,275,000	2,332,660
General Mills 3.70% 10/17/23	3,640,000	3,972,184
Molson Coors Beverage 2.10% 7/15/21	3,845,000	3,891,773
Mondelez International 2.125% 4/13/23	1,680,000	1,744,671
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
144A 1.20% 9/2/25 #	1,620,000	$1,616,796
144A 1.75% 9/2/27 #	1,080,000	1,080,812

Tenet Healthcare 5.125% 5/1/25	3,402,000	3,409,655
Upjohn
144A 1.65% 6/22/25 #	500,000	512,513
144A 2.30% 6/22/27 #	415,000	429,208
		55,471,836
Electric — 4.31%
AEP Texas 2.40% 10/1/22	5,720,000	5,927,735
Avangrid 3.20% 4/15/25	2,630,000	2,897,066
CenterPoint Energy 3.85% 2/1/24	5,050,000	5,537,445
Cleveland Electric Illuminating 5.50% 8/15/24	4,805,000	5,568,142
Duke Energy
1.80% 9/1/21	7,330,000	7,420,459
4.875% μ, ψ	3,805,000	4,030,018

Entergy 4.00% 7/15/22	4,727,000	4,987,140
Entergy Louisiana 4.05% 9/1/23	480,000	525,565
NextEra Energy Capital Holdings 3.15% 4/1/24	5,320,000	5,756,712
NRG Energy 144A 3.75% 6/15/24 #	3,960,000	4,232,605
NV Energy 6.25% 11/15/20	2,350,000	2,366,742
Pacific Gas and Electric 2.10% 8/1/27	3,370,000	3,280,106
Vistra Operations 144A 3.55% 7/15/24 #	5,945,000	6,336,015
		58,865,750
Energy — 3.64%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,455,000	5,135,076
Continental Resources 3.80% 6/1/24	3,498,000	3,251,776
Energy Transfer Operating 5.25% 4/15/29	3,645,000	3,924,773
Marathon Oil 2.80% 11/1/22	3,980,000	4,078,130
MPLX
1.75% 3/1/26	1,085,000	1,084,485
4.875% 12/1/24	6,200,000	6,929,119

4    NQ-VIP-862 [9/20] 11/20 (1399572)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

NuStar Logistics 5.75% 10/1/25	3,345,000	$3,463,079
Occidental Petroleum 2.70% 2/15/23	3,808,000	3,493,840
ONEOK 7.50% 9/1/23	4,745,000	5,443,232
Sabine Pass Liquefaction 5.75% 5/15/24	5,840,000	6,616,212
Schlumberger Holdings 144A 3.75% 5/1/24 #	5,865,000	6,372,093
		49,791,815
Finance Companies — 1.46%
AerCap Ireland Capital 3.15% 2/15/24	5,750,000	5,706,135
Aviation Capital Group 144A 2.875% 1/20/22 #	5,430,000	5,389,620
Avolon Holdings Funding 144A 3.95% 7/1/24 #	1,690,000	1,606,709
GE Capital Funding 144A 3.45% 5/15/25 #	2,530,000	2,710,107
National Securities Clearing 144A 1.20% 4/23/23 #	2,700,000	2,749,231
USAA Capital 144A 1.50% 5/1/23 #	1,720,000	1,764,857
		19,926,659
Insurance — 0.45%
Equitable Holdings 3.90% 4/20/23	5,760,000	6,191,368
		6,191,368
Natural Gas — 0.22%
NiSource
0.95% 8/15/25	1,210,000	1,210,498
5.65% μ, ψ	1,850,000	1,837,031
		3,047,529
Technology — 2.49%
Broadcom
3.15% 11/15/25	1,365,000	1,473,972
4.70% 4/15/25	865,000	983,721

Global Payments 2.65% 2/15/25	6,210,000	6,593,209
International Business Machines 3.00% 5/15/24	6,105,000	6,619,394
Microchip Technology
3.922% 6/1/21	1,240,000	1,267,261
4.333% 6/1/23	2,250,000	2,425,105
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
NXP
144A 2.70% 5/1/25 #	295,000	$312,646
144A 4.875% 3/1/24 #	6,825,000	7,677,285

PayPal Holdings 1.35% 6/1/23	6,510,000	6,653,462
		34,006,055
Transportation — 0.52%
Delta Air Lines 144A 7.00% 5/1/25 #	6,438,000	7,077,517
		7,077,517
Total Corporate Bonds (cost $505,354,552)		519,575,946

Non-Agency Asset-Backed Securities — 14.81%
American Express Credit Account Master Trust
Series 2017-2 A 0.602% (LIBOR01M + 0.45%) 9/16/24 •	10,260,000	10,302,911
Series 2017-5 A 0.532% (LIBOR01M + 0.38%) 2/18/25 •	2,425,000	2,431,043
Series 2019-2 A 2.67% 11/15/24	8,000,000	8,300,453

ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	3,700,296	3,741,339
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 0.472% (LIBOR01M + 0.32%) 5/15/23 #, •	2,200,000	2,201,937
Chase Issuance Trust Series 2017-A2 A 0.552% (LIBOR01M + 0.40%) 3/15/24 •	4,555,000	4,571,684
Chesapeake Funding II
Series 2017-2A A2 144A 0.602% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #, •	355,043	355,022
Series 2017-4A A2 144A 0.462% (LIBOR01M + 0.31%) 11/15/29 #, •	1,241,242	1,241,144

NQ-VIP-862 [9/20] 11/20 (1399572)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Citibank Credit Card Issuance Trust Series 2018-A1 A1 2.49% 1/20/23	1,485,000	$1,495,131
CNH Equipment Trust Series 2019-A A2 2.96% 5/16/22	1,042,903	1,045,030
Dell Equipment Finance Trust Series 2020-2 A2 144A 0.47% 10/24/22 #	15,600,000	15,603,502
Ford Credit Auto Lease Trust Series 2019-B A2A 2.28% 2/15/22	2,579,789	2,589,502
Ford Credit Auto Owner Trust Series 2017-C A3 2.01% 3/15/22	515,684	517,376
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	26,000,000	26,063,638
Ford Credit Floorplan Master Owner Trust A Series 2018-1 A2 0.432% (LIBOR01M + 0.28%) 5/15/23 •	1,725,000	1,724,254
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	17,100,000	17,098,165
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	16,000,000	16,029,789
GreatAmerica Leasing Receivables Funding Series 2019-1 A2 144A 2.97% 6/15/21 #	906,422	908,785
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	2,396,236	2,410,965
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	321,200	279,553
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	1,965,369	$1,976,001
Invitation Homes Trust Series 2018-SFR1 A 144A 0.851% (LIBOR01M + 0.70%) 3/17/37 #, •	3,059,734	3,027,400
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	1,641,915	1,649,886
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	573,063	575,242
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 0.492% (LIBOR01M + 0.34%) 5/15/23 #, •	2,400,000	2,403,204
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	687,324	696,433
Series 2020-BA A2 144A 0.38% 8/14/23 #	12,700,000	12,693,364
Nissan Master Owner Trust Receivables
Series 2017-C A 0.472% (LIBOR01M + 0.32%) 10/17/22 •	3,720,000	3,720,507
Series 2019-A A 0.712% (LIBOR01M + 0.56%) 2/15/24 •	5,000,000	5,018,962
PFS Financing
Series 2017-D A 144A 2.40% 10/17/22 #	7,470,000	7,474,702
Series 2018-E A 144A 0.602% (LIBOR01M + 0.45%) 10/17/22 #, •	3,090,000	3,089,258

Popular ABS Mortgage Pass Through Trust Series 2006-C A4 0.398% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 •	230,253	229,575
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	2,530,078	2,553,833

6    NQ-VIP-862 [9/20] 11/20 (1399572)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Tesla Auto Lease Trust
Series 2019-A A2 144A 2.13% 4/20/22 #	3,397,112	$3,434,918
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	189,892	191,556
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	286,249	291,173

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.882% (LIBOR01M + 0.73%) 3/15/22 #, •	250,000	245,781
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	612,435	613,467
Series 2017-3A A1B 144A 0.426% (LIBOR01M + 0.27%) 4/20/22 #, •	1,002,862	1,003,084
Series 2019-B A1B 0.606% (LIBOR01M + 0.45%) 12/20/23 •	1,500,000	1,505,627

Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	15,500,000	15,502,130
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.652% (LIBOR01M + 0.50%) 11/15/22 #, •	15,000,000	15,005,874
Wheels SPV 2 Series 2018-1A A2 144A 3.06% 4/20/27 #	581,894	585,190
Total Non-Agency Asset-Backed Securities (cost $202,013,732)		202,398,390

Non-Agency Collateralized Mortgage Obligations — 0.31%
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	178,248	179,872
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #, •	544,138	551,380
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #, •	169,557	$175,005
Series 2017-4 A1 144A 3.50% 7/25/47 #, •	238,321	244,551

Silverstone Master Issuer Series 2018-1A 1A 144A 0.661% (LIBOR03M + 0.39%) 1/21/70 #, •	3,080,000	3,074,635
Total Non-Agency Collateralized Mortgage Obligations (cost $4,199,766)		4,225,443

Non-Agency Commercial Mortgage-Backed Securities — 0.03%
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	642,481	372,001
Total Non-Agency Commercial Mortgage-Backed Securities (cost $681,313)		372,001

Supranational Bank — 0.77%
Inter-American Development Bank 0.156% (LIBOR01M + 0.00%) 10/9/20 •	10,530,000	10,532,445
Total Supranational Bank (cost $10,517,860)		10,532,445

US Treasury Obligations — 32.92%
US Treasury Floating Rate Notes
0.15% (USBMMY3M + 0.055%) 7/31/22 •	40,895,000	40,899,715
0.209% (USBMMY3M + 0.114%) 4/30/22 •	26,060,000	26,090,615
0.249% (USBMMY3M + 0.15%) 1/31/22 •	130,570,000	130,801,057
US Treasury Notes
0.25% 7/31/25	147,410,000	147,283,316
0.25% 9/30/25	81,370,000	81,265,106
1.625% 12/31/21	23,090,000	23,516,625
Total US Treasury Obligations (cost $449,048,246)		449,856,434
NQ-VIP-862 [9/20] 11/20 (1399572)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Number of shares	Value (US $)
Preferred Stock — 0.19%
Morgan Stanley 4.085% (LIBOR03M + 3.81%) •	2,500,000	$2,457,776
USB Realty 1.422% (LIBOR03M + 1.15%) #, •	200,000	162,125
Total Preferred Stock (cost $2,655,000)		2,619,901

Short-Term Investments — 2.98%
Money Market Mutual Funds — 2.95%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	10,080,120	10,080,120
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	10,080,120	10,080,120
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	10,080,120	10,080,120
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	10,080,120	10,080,120
		40,320,480
	Principal amount°
US Treasury Obligation~ — 0.03%
US Treasury Bill	320,000	323,379
Total Short-Term Investments (cost $40,639,955)		40,643,859

Total Value of Securities—100.50% (cost $1,352,332,299)		1,373,193,786
Liabilities Net of Receivables and Other Assets—(0.50%)		(6,809,108)
Net Assets Applicable to 137,098,163 Shares Outstanding—100.00%		$1,366,384,678
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $270,151,826, which represents 19.77% of the Series' net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
~	The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
S.F. – Single Family
yr – Year
8    NQ-VIP-862 [9/20] 11/20 (1399572)